CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUE - Service revenue	$ 282,730,000	$ 116,904,000	$ 668,153,000	$ 272,999,000	$ 436,920,270	$ 569,617,758
COSTS AND EXPENSES
Cost of services (exclusive of depreciation and amortization)	225,433,000	110,223,000	551,775,000	255,362,000	404,140,241	483,337,584
General and administrative (inclusive of stock-based compensation)	11,106,000	5,856,000	38,881,000	17,197,000	26,613,123	27,369,740
Depreciation and amortization	14,745,000	10,790,000	38,602,000	32,669,000	43,541,679	50,133,993
Property and equipment impairment expense			0	0	6,305,426	36,609,332
Goodwill impairment expense					1,177,148	0
Loss/(gain) on disposal of assets	8,742,000	5,923,000	28,971,000	12,859,000	22,528,670	21,267,985
Total costs and expenses	260,026,000	132,792,000	658,229,000	318,087,000	504,306,287	618,718,634
OPERATING INCOME (LOSS)	22,704,000	(15,888,000)	9,924,000	(45,088,000)	(67,386,017)	(49,100,876)
OTHER INCOME (EXPENSE):
Interest expense	(644,000)	(4,550,000)	(6,469,000)	(15,942,000)	(20,386,695)	(21,641,454)
Gain on extinguishment of debt	0	0	0	6,975,000	6,974,805	0
Other expense	(191,000)	(106,000)	(792,000)	(419,000)	(321,071)	(497,924)
Total other income (expense)	(835,000)	(4,656,000)	(7,261,000)	(9,386,000)	(13,732,961)	(22,139,378)
INCOME (LOSS) BEFORE INCOME TAXES	21,869,000	(20,544,000)	2,663,000	(54,474,000)	(81,118,978)	(71,240,254)
INCOME TAX (EXPENSE)/BENEFIT	96,000	6,946,000	(128,000)	18,644,000	27,971,582	25,387,570
NET INCOME (LOSS)	$ 21,965,000	$ (13,598,000)	$ 2,535,000	$ (35,830,000)	$ (53,147,396)	$ (45,852,684)
NET INCOME (LOSS) PER COMMON SHARE:
Basic (in dollars per share)	$ 0.26	$ (0.26)	$ 0.03	$ (0.84)	$ (1.19)	$ (1.31)
Diluted (in dollars per share)	$ 0.25	$ (0.26)	$ 0.03	$ (0.84)	$ (1.19)	$ (1.31)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in shares)	83,040,000	52,975,000	74,124,000	42,526,000	44,786,687	34,992,662
Diluted (in shares)	86,264,000	52,975,000	77,118,000	42,526,000	44,786,687	34,992,662